Shareholder Report, Holdings (Details)	Mar. 31, 2026
PGIM BALANCED FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM BALANCED FUND - CLASS A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM BALANCED FUND - CLASS A | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM BALANCED FUND - CLASS A | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM BALANCED FUND - CLASS A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM BALANCED FUND - CLASS A | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM BALANCED FUND - CLASS A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM BALANCED FUND - CLASS A | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM BALANCED FUND - CLASS A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM BALANCED FUND - CLASS A | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM BALANCED FUND - CLASS A | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM BALANCED FUND - CLASS A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM BALANCED FUND - CLASS A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM BALANCED FUND - CLASS A | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS A | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS A | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM BALANCED FUND - CLASS A | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM BALANCED FUND - CLASS A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
PGIM BALANCED FUND - CLASS A | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM BALANCED FUND - CLASS A | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM BALANCED FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM BALANCED FUND - CLASS A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM BALANCED FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM BALANCED FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM BALANCED FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS A | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM BALANCED FUND - CLASS A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM BALANCED FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM BALANCED FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM BALANCED FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM BALANCED FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM BALANCED FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM BALANCED FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM BALANCED FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM BALANCED FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM BALANCED FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM BALANCED FUND - CLASS A | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM BALANCED FUND - CLASS A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM BALANCED FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM BALANCED FUND - CLASS C | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM BALANCED FUND - CLASS C | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM BALANCED FUND - CLASS C | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM BALANCED FUND - CLASS C | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM BALANCED FUND - CLASS C | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM BALANCED FUND - CLASS C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM BALANCED FUND - CLASS C | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM BALANCED FUND - CLASS C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM BALANCED FUND - CLASS C | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM BALANCED FUND - CLASS C | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM BALANCED FUND - CLASS C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM BALANCED FUND - CLASS C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM BALANCED FUND - CLASS C | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS C | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS C | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM BALANCED FUND - CLASS C | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM BALANCED FUND - CLASS C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
PGIM BALANCED FUND - CLASS C | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM BALANCED FUND - CLASS C | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM BALANCED FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM BALANCED FUND - CLASS C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM BALANCED FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM BALANCED FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM BALANCED FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS C | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM BALANCED FUND - CLASS C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM BALANCED FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM BALANCED FUND - CLASS C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM BALANCED FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM BALANCED FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM BALANCED FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM BALANCED FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM BALANCED FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM BALANCED FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM BALANCED FUND - CLASS C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM BALANCED FUND - CLASS C | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM BALANCED FUND - CLASS C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM BALANCED FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM BALANCED FUND - CLASS R | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM BALANCED FUND - CLASS R | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM BALANCED FUND - CLASS R | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM BALANCED FUND - CLASS R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM BALANCED FUND - CLASS R | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM BALANCED FUND - CLASS R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM BALANCED FUND - CLASS R | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM BALANCED FUND - CLASS R | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS R | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM BALANCED FUND - CLASS R | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM BALANCED FUND - CLASS R | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM BALANCED FUND - CLASS R | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM BALANCED FUND - CLASS R | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM BALANCED FUND - CLASS R | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS R | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS R | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM BALANCED FUND - CLASS R | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM BALANCED FUND - CLASS R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
PGIM BALANCED FUND - CLASS R | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM BALANCED FUND - CLASS R | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM BALANCED FUND - CLASS R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM BALANCED FUND - CLASS R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM BALANCED FUND - CLASS R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM BALANCED FUND - CLASS R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM BALANCED FUND - CLASS R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM BALANCED FUND - CLASS R | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM BALANCED FUND - CLASS R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM BALANCED FUND - CLASS R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM BALANCED FUND - CLASS R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM BALANCED FUND - CLASS R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM BALANCED FUND - CLASS R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM BALANCED FUND - CLASS R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM BALANCED FUND - CLASS R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM BALANCED FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM BALANCED FUND - CLASS R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM BALANCED FUND - CLASS R | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM BALANCED FUND - CLASS R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM BALANCED FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM BALANCED FUND - CLASS Z | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM BALANCED FUND - CLASS Z | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM BALANCED FUND - CLASS Z | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM BALANCED FUND - CLASS Z | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM BALANCED FUND - CLASS Z | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM BALANCED FUND - CLASS Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM BALANCED FUND - CLASS Z | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM BALANCED FUND - CLASS Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM BALANCED FUND - CLASS Z | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM BALANCED FUND - CLASS Z | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM BALANCED FUND - CLASS Z | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM BALANCED FUND - CLASS Z | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM BALANCED FUND - CLASS Z | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS Z | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS Z | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS Z | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM BALANCED FUND - CLASS Z | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM BALANCED FUND - CLASS Z | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
PGIM BALANCED FUND - CLASS Z | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM BALANCED FUND - CLASS Z | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM BALANCED FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM BALANCED FUND - CLASS Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM BALANCED FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM BALANCED FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM BALANCED FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM BALANCED FUND - CLASS Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM BALANCED FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM BALANCED FUND - CLASS Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM BALANCED FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM BALANCED FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM BALANCED FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM BALANCED FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM BALANCED FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM BALANCED FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM BALANCED FUND - CLASS Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM BALANCED FUND - CLASS Z | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM BALANCED FUND - CLASS Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM BALANCED FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM BALANCED FUND - CLASS R6 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM BALANCED FUND - CLASS R6 | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM BALANCED FUND - CLASS R6 | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM BALANCED FUND - CLASS R6 | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM BALANCED FUND - CLASS R6 | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM BALANCED FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM BALANCED FUND - CLASS R6 | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM BALANCED FUND - CLASS R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM BALANCED FUND - CLASS R6 | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM BALANCED FUND - CLASS R6 | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM BALANCED FUND - CLASS R6 | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM BALANCED FUND - CLASS R6 | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM BALANCED FUND - CLASS R6 | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R6 | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R6 | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R6 | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM BALANCED FUND - CLASS R6 | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM BALANCED FUND - CLASS R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
PGIM BALANCED FUND - CLASS R6 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM BALANCED FUND - CLASS R6 | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM BALANCED FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM BALANCED FUND - CLASS R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM BALANCED FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM BALANCED FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM BALANCED FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM BALANCED FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM BALANCED FUND - CLASS R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM BALANCED FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM BALANCED FUND - CLASS R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM BALANCED FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM BALANCED FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM BALANCED FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM BALANCED FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM BALANCED FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM BALANCED FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM BALANCED FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM BALANCED FUND - CLASS R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM BALANCED FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM BALANCED FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM BALANCED FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM BALANCED FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM BALANCED FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON GROWTH FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GROWTH FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
PGIM JENNISON GROWTH FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON GROWTH FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM JENNISON GROWTH FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON GROWTH FUND - CLASS A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON GROWTH FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM JENNISON GROWTH FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON GROWTH FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON GROWTH FUND - CLASS A | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON GROWTH FUND - CLASS A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GROWTH FUND - CLASS A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON GROWTH FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON GROWTH FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON GROWTH FUND - CLASS A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM JENNISON GROWTH FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM JENNISON GROWTH FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GROWTH FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
PGIM JENNISON GROWTH FUND - CLASS C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON GROWTH FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM JENNISON GROWTH FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON GROWTH FUND - CLASS C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON GROWTH FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM JENNISON GROWTH FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON GROWTH FUND - CLASS C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON GROWTH FUND - CLASS C | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON GROWTH FUND - CLASS C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GROWTH FUND - CLASS C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON GROWTH FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON GROWTH FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON GROWTH FUND - CLASS C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM JENNISON GROWTH FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM JENNISON GROWTH FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GROWTH FUND - CLASS R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
PGIM JENNISON GROWTH FUND - CLASS R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON GROWTH FUND - CLASS R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM JENNISON GROWTH FUND - CLASS R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON GROWTH FUND - CLASS R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON GROWTH FUND - CLASS R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM JENNISON GROWTH FUND - CLASS R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON GROWTH FUND - CLASS R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON GROWTH FUND - CLASS R | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON GROWTH FUND - CLASS R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GROWTH FUND - CLASS R | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON GROWTH FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON GROWTH FUND - CLASS R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON GROWTH FUND - CLASS R | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM JENNISON GROWTH FUND - CLASS R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM JENNISON GROWTH FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GROWTH FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
PGIM JENNISON GROWTH FUND - CLASS Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON GROWTH FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM JENNISON GROWTH FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON GROWTH FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON GROWTH FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM JENNISON GROWTH FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON GROWTH FUND - CLASS Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON GROWTH FUND - CLASS Z | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON GROWTH FUND - CLASS Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GROWTH FUND - CLASS Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON GROWTH FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON GROWTH FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON GROWTH FUND - CLASS Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM JENNISON GROWTH FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM JENNISON GROWTH FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GROWTH FUND - CLASS R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
PGIM JENNISON GROWTH FUND - CLASS R2 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON GROWTH FUND - CLASS R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM JENNISON GROWTH FUND - CLASS R2 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON GROWTH FUND - CLASS R2 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON GROWTH FUND - CLASS R2 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM JENNISON GROWTH FUND - CLASS R2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON GROWTH FUND - CLASS R2 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON GROWTH FUND - CLASS R2 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON GROWTH FUND - CLASS R2 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GROWTH FUND - CLASS R2 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON GROWTH FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON GROWTH FUND - CLASS R2 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS R2 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS R2 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON GROWTH FUND - CLASS R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM JENNISON GROWTH FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM JENNISON GROWTH FUND - CLASS R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GROWTH FUND - CLASS R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
PGIM JENNISON GROWTH FUND - CLASS R4 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON GROWTH FUND - CLASS R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM JENNISON GROWTH FUND - CLASS R4 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON GROWTH FUND - CLASS R4 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON GROWTH FUND - CLASS R4 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM JENNISON GROWTH FUND - CLASS R4 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON GROWTH FUND - CLASS R4 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON GROWTH FUND - CLASS R4 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON GROWTH FUND - CLASS R4 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GROWTH FUND - CLASS R4 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON GROWTH FUND - CLASS R4 | Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON GROWTH FUND - CLASS R4 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS R4 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS R4 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON GROWTH FUND - CLASS R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM JENNISON GROWTH FUND - CLASS R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM JENNISON GROWTH FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GROWTH FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
PGIM JENNISON GROWTH FUND - CLASS R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON GROWTH FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM JENNISON GROWTH FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON GROWTH FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON GROWTH FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM JENNISON GROWTH FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON GROWTH FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON GROWTH FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON GROWTH FUND - CLASS R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON GROWTH FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GROWTH FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON GROWTH FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON GROWTH FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON GROWTH FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON GROWTH FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON GROWTH FUND - CLASS R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM JENNISON GROWTH FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets
[2]	Less than 0.05%